Supplemental Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Financial Information [Abstract]
Receivable
Receivables
December 31 (in millions)	2012	2011
Receivables, gross	$6,026	$5,279
Less: Allowance for returns and customer incentives	307	425
Less: Allowance for doubtful accounts	198	202
Receivables, net	$5,521	$4,652

Cash Payments For Interest and Income Taxes
Cash Payments for Interest and Income Taxes
Year ended December 31 (in millions)	2012	2011	2010
Interest	$2,314	$2,441	$1,983
Income taxes	$2,841	$1,626	$1,864